Right-of-use assets and lease liabilities (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Right-of-use assets and lease liabilities
Beginning of the year	$ 14,886	$ 15,202
Additions	7,747	1,141
Disposal	(9,176)	0
Depreciation charges	(1,572)	(1,457)
Total Right-of-use assets	$ 11,885	$ 14,886